Document and Entity Information (USD $)	6 Months Ended
Jun. 30, 2014
Document and Entity Information
Entity Registrant Name	KonaRed Corp
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001527355
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	77,380,296
Entity Public Float	$ 25,846,061
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY